Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments
Contingent liabilities and commitments

12. Contingent liabilities and commitments

	30 June	31 December
	2019	2018
	£m	£m

Guarantees	2,793	3,952
Other contingent liabilities	2,410	3,052
Standby facilities, credit lines and other commitments	120,862	119,879
Contingent liabilities and commitments	126,065	126,883

Contingent liabilities arise in the normal course of RBS’s business; credit exposure is subject to the bank’s normal controls. The amounts shown do not, and are not intended to, provide any indication of RBS’s expectation of future losses.